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[Janus letterhead]


May 7, 2009


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:      JANUS INVESTMENT FUND (the "Registrant")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

The Registrant is transmitting today for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 2 to the registration statement filed on Form N-14 on March 17, 2009 and amended April 21, 2009 (the "Registration Statement") relating to the registration of shares of beneficial interest to be issued in connection with the reorganization of Janus Adviser INTECH Risk-Managed Core Fund (the "Acquired Fund"), a series of Janus Adviser Series, with and into INTECH Risk-Managed Core Fund (the "Acquiring Fund"), a series of the Registrant (the "Reorganization"). The purpose for filing the Registration Statement is to include changes made as a result of comments received from the staff of the Securities and Exchange Commission ("Staff") on an April 16, 2009 telephone conference call, other immaterial changes and required auditor's consent. The Registration Statement has been redlined to show changes from the initial registration statement.

The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.

As noted above, the shares covered by the Registration Statement are to be issued in connection with the Reorganization. Shares of the Acquiring Fund will be issued to shareholders of the Acquired Fund in exchange for the transfer of the Acquired Fund's assets and liabilities to the Acquiring Fund. As discussed with the Staff on April 16, 2009 and April 28, 2009, pursuant to Rule 17a-8(a)(3) under the Investment Company Act of 1940, as amended, and as permitted under the Acquired Fund's Trust Instrument, shareholders of the Acquired Fund are not being requested to approve the Reorganization.

Pursuant to Rule 461(a) under the 1933 Act, the Registrant and Janus Distributors LLC, the principal underwriter of the Registrant, respectfully requests that the effectiveness of the Registration Statement be accelerated to Friday, May 8, 2009 or as soon as practicable.

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If you have any questions regarding this filing, please call Rodney DeWalt at
(303) 336-4562 or Stephanie Grauerholz-Lofton at (303) 394-6459.



Sincerely,

Janus Investment Fund

/s/ Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton, Esq
Vice President and Secretary


Janus Distributors LLC

/s/ Michelle Rosenberg

Michelle Rosenberg
Vice President

Enclosures (via EDGAR only)

cc:      Rodney A. DeWalt, Esq.
         Larry Greene, Esq.
         Robin R. Nesbitt, Esq.
         Cindy A. Antonson
         Donna Brungardt